Acquisitions - Schedule of assets acquired and liabilities assumed (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018	Oct. 04, 2018	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Excess attributable to Goodwill	$ 5,497,596		$ 5,378,388		$ 1,156,288	$ 1,000,123
Frutarom Industries Ltd. [Member]
Business Acquisition [Line Items]
Cash and cash equivalents		$ 140,747		$ 140,747
Other current assets		673,921		699,627
Identifiable intangible assets		2,668,300		2,690,000
Other assets		412,111		353,710
Equity method investments		36,230		25,791
Current liabilities		(318,515)		(311,325)
Debt assumed		(77,037)		(77,037)
Other liabilities		(672,218)		(632,488)
Redeemable noncontrolling interest		(102,902)		(97,510)
Noncontrolling interest		(3,700)		(3,700)
Excess attributable to Goodwill		4,273,957		4,243,079
Total Purchase Consideration		7,030,894		$ 7,030,894
Restatement Adjustment [Member] | Frutarom Industries Ltd. [Member]
Business Acquisition [Line Items]
Cash and cash equivalents		0
Other current assets		(25,706)
Identifiable intangible assets		(21,700)
Other assets		58,401
Equity method investments		10,439
Current liabilities		7,190
Debt assumed		0
Other liabilities		(39,730)
Redeemable noncontrolling interest		(5,392)
Noncontrolling interest		0
Excess attributable to Goodwill		$ 30,878